Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C
Large Cap Growth Portfolio
Investment Objective:
The Large Capitalization Growth Portfolio seeks capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see " Shareholder Information- Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Management Fees	0.65%
Distribution and/or Service ( 12b-1) Fees	1.00%
Other Expenses	0.93%
Total Annual Portfolio Operating Expenses	2.58%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	361	802	1,370	2,915

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	261	802	1,370	2,915

Portfolio Turnover:

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock ~~and warrants. The Portfolio generally concentrates its holdings in a relatively small number of companies. The Adviser uses a research-based, bottom-up investment process, executed in a disciplined manner to select investments for the Portfolio.~~

~~Loomis Sayles takes a private equity approach to investing with a long-term, fundamental and bottom-up approach.  The goal is to invest in high quality, structurally good businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.  Loomis Sayles believes that few businesses have these combined characteristics.  Given the rare confluence of quality, sustainable growth and discount to Loomis Sayles’ estimate of the intrinsic value for the underlying business, Loomis Sayles focuses the Portfolio in high-conviction businesses.  The nature of Loomis Sayles’ investment process leads to sector positioning derived from fundamental research.  Loomis Sayles may study dozens of companies but may only invest in a select few businesses each year.  Loomis Sayles strives to invest in these companies when it believes there is an inefficiency (i.e., a disconnect between the long-term fundamentals and expectations embedded).  This inefficiency may arise as investors overreact to short-term, non-secular events, underestimate or misunderstand long-term growth potential, or as momentum and short-term focus may create a disconnect between the market price and long-term fundamentals of a business.~~

~~Loomis Sayles will consider selling an investment when the Portfolio manager believes   the issuer’s investment fundamentals are beginning to deteriorate, there are unfavorable structural changes with the issuer’s underlying business, or the investment no longer appears consistent with the Portfolio manager’s investment methodology.  In addition, Loomis Sayles will also consider selling an investment when the Portfolio must meet redemption requests, to try to take advantage of more attractive investment opportunities, or for other investment reasons which the Portfolio manager deems appropriate.~~

~~Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.~~

Principal Investment Risks:

 There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk.  In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk.  The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Performance:

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.57% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.07% (quarter ended December 31, 2008).  For the period January 1, 2012 through September 30, 2012, the return for the Portfolio's Class C shares was 13.80%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
Average Annual Returns Large Cap Growth Portfolio		1 Year	5 Years	10 Years
Large Cap Growth Portfolio Class C	[1]	1.94%	3.18%	0.96%
Large Cap Growth Portfolio Class C After Taxes on Distributions	[1]	(0.28%)	2.73%	0.74%
Large Cap Growth Portfolio Class C After Taxes on Distributions and Sale of Portfolio Shares	[1]	4.15%	2.72%	0.82%
Large Cap Growth Portfolio Class C S&P 500®/Citigroup Growth Index		4.73%	2.38%	2.12%
Large Cap Growth Portfolio Class C Morningstar Large Growth Average		(2.56%)	0.34%	1.52%
[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information-Contingent Deferred Sales Charge."

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.